Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Components of Inventories

	2017	2016
Raw materials and supplies	$737	$658
Work in process	139	116
Finished goods	509	471
	$1,385	$1,245